Document And Entity Information	12 Months Ended
Mar. 31, 2014
Document Information [Line Items]
Entity Registrant Name	HIGHWAY HOLDINGS LTD
Entity Central Index Key	0001026785
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	HIHO
Entity Common Stock, Shares Outstanding	0
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes